Financial instruments and risk management - Financial instruments (Details) (CAD)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	64,055,000	[1]	43,295,000	[1]
Series 1 Debentures	58,733,000	[2]	75,000,000	[2]
Fair Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	58,951,000	[1]	39,508,000	[1]
Series 1 Debentures	58,733,000	[2]	77,813,000	[2]
Credit facilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding balance, long-term debt	5,500,000		0
Change in basis spread on variable rate	100.00%
Change in annual interest expense due to interest rate change	100,000

[1]	The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.
[2]	The fair value of the Series 1 Debentures is based upon the expected discounted cash flows and the period end market price of similar financial instruments.